Note 3 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Due in one year or less, amortized costs	$ 2,340
Due in one year or less, fair value	2,377
Due after one year through five years, amortized costs	9,718
Due after one year through five years, fair value	9,878
Due after five years through ten years, amortized costs	10,992
Due after five years through ten years, fair value	11,012
Due after ten years, amortized costs	70,166
Due after ten years, fair value	71,391
Amortized costs	93,216
Fair Value	$ 94,658